Quarterly Report
September 30, 2020
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 84.5%
Aerospace – 2.0%
BAE Systems PLC, 3%, 9/15/2050 (n)	$243,000	$245,661
L3Harris Technologies, Inc., 4.4%, 6/15/2028	269,000	320,652
Lockheed Martin Corp., 2.8%, 6/15/2050	30,000	31,531
Raytheon Technologies Corp., 4.125%, 11/16/2028	271,000	320,898
		$918,742
Asset-Backed & Securitized – 26.9%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.271% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$233,345
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 1.894% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	250,000	246,725
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	260,000	255,251
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.302% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	260,000	256,750
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.652% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	244,000	231,800
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.602% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	232,000	219,537
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.802% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	257,093
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.521% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	243,675
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.852% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	248,157	237,145
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.252% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	250,000	245,193
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.252% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	200,000	188,115
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.502% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	280,000	263,336
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.452% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	265,000	246,581
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.744% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	104,997	108,756
BDS Ltd., 2018-FL2, “C”, FLR, 2% (LIBOR - 1mo. + 1.85%), 8/15/2035 (n)	200,000	196,000
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.152% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	233,310
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (n)	38,735	38,999
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	113,118
Cent CLO LP, 2015-24A, “A2R”, FLR, 1.925% (LIBOR - 3mo. + 1.65%), 10/15/2026 (n)	305,000	301,647
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	216,512
CLNC Ltd., 2019-FL1, “C”, FLR, 2.556% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	249,320
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	134,719	150,707
Commercial Mortgage Pass-Through Certificates, 2020-BN28 ,“A4”, 1.844%, 3/15/2063	61,262	62,911
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	384,601
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	651,458	7,726
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.075% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	241,125
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	39,613	39,876
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	123,000	125,475
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	40,000	41,069
Falcon Franchise Loan LLC, 15.14%, 1/05/2023 (n)	1,199	54
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 3.525% (LIBOR - 3mo. + 3.25%), 1/15/2027 (n)	250,000	244,701
Flagship CLO, 2014-8A, “BRR”, FLR, 1.67% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	259,587	259,202
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	260,000	256,773
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.96% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	250,000	243,678
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	261,722	293,332
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 2.902% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	200,000	191,045
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.4% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	130,000	130,081
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	180,599	180,066
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 2.7% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	205,000	196,800
Lehman Brothers Commercial Conduit Mortgage Trust, 1.108%, 2/18/2030 (i)	3,859	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.702% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	248,950
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.102% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	243,460	229,461
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.602% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	188,622
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.725% (LIBOR - 3mo. + 2.45%), 10/15/2028	250,000	244,427
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.498% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	259,000	242,812
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	212,087
Neuberger Berman CLO Ltd., 2015-19A, “A1R2”, FLR, 1.075% (LIBOR - 3mo. + 0.8%), 7/15/2027 (n)	239,362	236,994
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	250,000	245,468
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	212,018

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (n)	$200,000	$200,856
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.153% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	239,963
Parallel Ltd., 2015-1A, “DR”, FLR, 2.821% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	221,509
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.303% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	241,511
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	91,916	93,882
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	286,581
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	178,389
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	197,844	217,767
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	76,641	76,859
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	167,746	189,130
West CLO Ltd., 2014-1A, “CR”, FLR, 3.271% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	260,000	253,510
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 2.325% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	250,000	250,006
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.975% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	250,000	242,383
		$12,384,615
Automotive – 1.4%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$250,000	$320,027
Lear Corp., 3.5%, 5/30/2030	300,000	307,112
		$627,139
Broadcasting – 1.1%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$108,900
RELX Capital, Inc., 3%, 5/22/2030	76,000	83,101
Walt Disney Co., 2.65%, 1/13/2031	290,000	313,104
		$505,105
Brokerage & Asset Managers – 2.4%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$217,000	$254,620
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	101,000	104,376
Intercontinental Exchange, Inc., 3%, 6/15/2050	115,000	120,860
Intercontinental Exchange, Inc., 3%, 9/15/2060	108,000	109,210
Raymond James Financial, 4.65%, 4/01/2030	134,000	163,016
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	304,000	341,252
		$1,093,334
Building – 0.3%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$115,000	$129,264
Business Services – 1.3%
Equinix, Inc., 2.9%, 11/18/2026	$209,000	$225,413
Global Payments, Inc., 2.9%, 5/15/2030	120,000	128,401
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	35,000	38,315
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	200,000	203,169
		$595,298
Cable TV – 0.4%
Time Warner Cable, Inc., 4.5%, 9/15/2042	$183,000	$198,786
Computer Software – 0.4%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$149,000	$170,888
Computer Software - Systems – 0.4%
Apple, Inc., 2.55%, 8/20/2060	$198,000	$196,694
Conglomerates – 0.8%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$304,000	$354,255

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.7%
Booking Holdings, Inc., 3.55%, 3/15/2028		$270,000	$301,210
Expedia Group, Inc., 3.25%, 2/15/2030		300,000	289,053
Experian Finance PLC, 2.75%, 3/08/2030 (n)		245,000	264,245
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)		46,000	38,211
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (n)		132,000	86,591
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)		46,000	28,240
Visa, Inc., 2.7%, 4/15/2040		215,000	232,562
			$1,240,112
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$277,000	$307,107
Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$245,000	$264,713
Broadcom, Inc., 4.3%, 11/15/2032		96,000	109,669
			$374,382
Emerging Market Sovereign – 1.8%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$149,175
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		138,000	125,359
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	100,000	116,657
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	4,753,000	115,675
Republic of Panama, 3.75%, 4/17/2026		$199,000	212,591
Republic of South Africa, 8%, 1/31/2030	ZAR	2,123,000	115,667
			$835,124
Energy - Independent – 0.7%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$118,000	$121,304
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	181,125
			$302,429
Energy - Integrated – 1.0%
Eni S.p.A., 4%, 9/12/2023 (n)		$200,000	$216,615
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	225,155
Exxon Mobil Corp., 4.227%, 3/19/2040		30,000	36,706
			$478,476
Financial Institutions – 1.1%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$150,000	$161,935
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		195,000	178,618
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		195,000	173,966
			$514,519
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$125,491	$146,522
Bacardi Ltd., 5.15%, 5/15/2038 (n)		115,000	140,243
Camposol S.A., 6%, 2/03/2027 (n)		150,000	153,937
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		80,000	82,879
			$523,581
Gaming & Lodging – 0.9%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$268,000	$277,380
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		45,000	46,846
Marriott International, Inc., 4.625%, 6/15/2030		63,000	67,470
			$391,696

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$335,637
Aon Corp., 4.5%, 12/15/2028	276,000	333,907
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	310,126
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (n)	125,000	137,267
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	187,000	236,407
		$1,353,344
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$174,000	$186,950
CNH Industrial Capital LLC, 3.85%, 11/15/2027	145,000	156,761
		$343,711
Major Banks – 6.1%
Bank of America Corp., 3.248%, 10/21/2027	$531,000	$587,436
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	61,000	71,557
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	245,000	250,165
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 12/31/2099	200,000	212,200
Barclays PLC, 4.375%, 1/12/2026	200,000	224,063
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	81,000	86,905
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	330,000	389,102
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	216,000	233,963
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	249,443
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	238,000	259,737
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	221,000	232,008
		$2,796,579
Medical & Health Technology & Services – 2.8%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$200,000	$211,716
BayCare Health System, Inc., 3.831%, 11/15/2050	59,000	72,466
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	270,000	235,489
Cigna Corp., 3.2%, 3/15/2040	179,000	189,755
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050	232,000	220,552
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	269,187
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	104,854
		$1,304,019
Medical Equipment – 0.6%
Abbott Laboratories, 4.75%, 11/30/2036	$205,000	$274,396
Metals & Mining – 1.0%
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)	$147,000	$160,347
Newmont Corp., 2.25%, 10/01/2030	281,000	289,999
		$450,346
Midstream – 1.7%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$263,000	$273,358
MPLX LP, 4.5%, 4/15/2038	309,000	316,338
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	130,907
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	53,000	59,702
		$780,305
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 4/01/2032	$14,254	$16,161
Fannie Mae, 3%, 2/25/2033	54,424	5,894
Fannie Mae, 5.5%, 9/01/2034	8,852	10,402
		$32,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 2.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$195,000	$187,377
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	284,461
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	177,000	220,243
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	350,000	341,432
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	3,550
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	53,063
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 4.55%, 7/01/2040	174,000	171,613
		$1,261,739
Network & Telecom – 0.8%
Verizon Communications, Inc., 4.5%, 8/10/2033	$275,000	$348,792
Other Banks & Diversified Financials – 0.6%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	$200,000	$200,840
JSC Kazkommertsbank, 5.5%, 12/21/2022	72,530	72,338
		$273,178
Real Estate - Apartment – 0.6%
Mid-America Apartments LP, 2.75%, 3/15/2030	$259,000	$279,242
Real Estate - Office – 0.2%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033	$117,000	$114,583
Real Estate - Retail – 0.6%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$259,000	$259,453
Retailers – 0.7%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$70,092
Home Depot, Inc., 2.5%, 4/15/2027	250,000	271,732
		$341,824
Supranational – 0.8%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$357,809
Telecommunications - Wireless – 2.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$248,000	$277,606
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	140,213
American Tower Corp., REIT, 3.1%, 6/15/2050	103,000	101,871
Crown Castle International Corp., 4.15%, 7/01/2050	200,000	228,604
Crown Castle International Corp., 3.25%, 1/15/2051	80,000	79,465
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	232,000	271,943
		$1,099,702
Tobacco – 0.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$248,348
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 6.35%, 4/01/2021	$534	$538
Small Business Administration, 4.77%, 4/01/2024	10,793	11,259
Small Business Administration, 4.99%, 9/01/2024	7,948	8,369
Small Business Administration, 4.86%, 1/01/2025	10,620	11,210
Small Business Administration, 4.625%, 2/01/2025	14,383	15,173
Small Business Administration, 5.11%, 8/01/2025	11,666	12,447
		$58,996
U.S. Treasury Obligations – 7.9%
U.S. Treasury Notes, 1.375%, 1/31/2022	$3,600,000	$3,659,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.4%
AEP Transmission Co. LLC, 3.65%, 4/01/2050	$46,000	$53,642
Berkshire Hathaway Energy Co., 3.7%, 7/15/2030 (n)	175,000	205,708
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	280,000	311,351
FirstEnergy Corp., 4.85%, 7/15/2047	190,000	228,884
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	225,405
Xcel Energy, Inc., 3.4%, 6/01/2030	84,000	96,476
		$1,121,466
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$44,000	$44,637
Total Bonds		$38,946,238
Common Stocks – 0.0%
Energy - Independent – 0.0%
Frontera Energy Corp.	1,188	$1,913
Investment Companies (h) – 18.4%
Bond Funds – 12.8%
MFS High Yield Pooled Portfolio (v)	659,163	$5,912,686
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 0.1% (v)	2,560,846	$2,560,846
Total Investment Companies		$8,473,532

Other Assets, Less Liabilities – (2.9)%		(1,358,836)
Net Assets – 100.0%		$46,062,847
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,473,532 and $38,948,151, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,309,764, representing 33.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
ZAR	South African Rand
Derivative Contracts at 9/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	205	USD	234	Citibank N.A.	10/16/2020	$7
Liability Derivatives
USD	115,983	EUR	99,374	State Street Bank Corp.	10/16/2020	$(562)
USD	119,267	ZAR	2,017,486	HSBC Bank	10/16/2020	(975)
						$(1,537)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	29	$6,407,867	December – 2020	$1,710
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	13	$2,883,563	December – 2020	$(8,126)
U.S. Treasury Ultra Note 10 yr	Short	USD	25	3,998,047	December – 2020	(28,074)
						$(36,200)
At September 30, 2020, the fund had cash collateral of $96,570 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,913	$—	$—	$1,913
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,718,762	—	3,718,762
Non - U.S. Sovereign Debt	—	1,192,933	—	1,192,933
Municipal Bonds	—	1,261,739	—	1,261,739
U.S. Corporate Bonds	—	15,523,517	—	15,523,517
Residential Mortgage-Backed Securities	—	342,604	—	342,604
Commercial Mortgage-Backed Securities	—	4,300,832	—	4,300,832
Asset-Backed Securities (including CDOs)	—	7,773,636	—	7,773,636
Foreign Bonds	—	4,832,215	—	4,832,215
Mutual Funds	8,473,532	—	—	8,473,532
Total	$8,475,445	$38,946,238	$—	$47,421,683
Other Financial Instruments
Futures Contracts – Assets	$1,710	$—	$—	$1,710
Futures Contracts – Liabilities	(36,200)	—	—	(36,200)
Forward Foreign Currency Exchange Contracts – Assets	—	7	—	7
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,537)	—	(1,537)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$5,079,021	$8,202,192	$7,268,880	$(11,101)	$(88,546)	$5,912,686
MFS Institutional Money Market Portfolio	48,852	26,247,919	23,736,445	520	—	2,560,846
	$5,127,873	$34,450,111	$31,005,325	$(10,581)	$(88,546)	$8,473,532
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$286,610	$—
MFS Institutional Money Market Portfolio	9,606	—
	$296,216	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.